Significant Accounting Policies - Adjustments Made to Line Items in the Income Statement and the Statement of Other Comprehensive Income and Cumulative Effect Recognized in Effect Equity for Changes in Accounting on Adoption of IFRS 9 (Detail)
₨ in Millions, $ in Millions
		12 Months Ended
	Apr. 01, 2018 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of initial application of standards or interpretations [line items]
Beginning Balance	₨ (39,224.0)	₨ (39,224.0)		₨ (206,143.3)
Beginning Balance	(4,473.1)	(4,473.1)		(6,704.6)
Available for sale investments measured now as Fair value through profit or loss				1,561.7	₨ 1,826.0
Foreign exchange (gain)/loss (net)		(5,824.2)	$ (84.2)	(4,332.9)	(16,590.4)
Gain/(loss) on cash flow hedges (net)		(28,142.8)	(407.0)	208,629.8	(154,141.7)
Interest (expense) (net)		(57,586.0)	(832.7)	(46,791.3)	(42,365.7)
Income tax (expense)/credit		25,425.0	367.7	(37,678.2)	(35,035.6)
Ending Balance		(60,668.2)	(877.2)	(39,224.0)	(206,143.3)
Ending Balance		(2,873.9)	$ (41.6)	(4,473.1)	(6,704.6)
Cost of Hedge Reserve [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning Balance	(4,473.1)	(4,473.1)		(6,704.6)	(3,140.5)
Basis adjustment for hedges of inventory purchases	204.8
Foreign exchange (gain)/loss (net)				1,574.1	3,305.6
Gain/(loss) on cash flow hedges (net)				1,233.0	(7,679.7)
Income tax (expense)/credit				(575.6)	810.0
Ending Balance	(4,268.3)			(4,473.1)	(6,704.6)
Hedge reserve [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning Balance	5,857.1	5,857.1		6,894.8	659.5
Basis adjustment for hedges of inventory purchases	(2,819.3)
Gain/(loss) on cash flow hedges (net)				(1,233.0)	7,679.7
Income tax (expense)/credit				195.3	(1,444.4)
Ending Balance	3,037.8			5,857.1	6,894.8
Retained earnings [Member]
Disclosure of initial application of standards or interpretations [line items]
Beginning Balance	(1,810.3)	₨ (1,810.3)		(190.2)	2,481.0
Expected credit loss	(177.8)
Available for sale investments measured now as Fair value through profit or loss	29.3
Foreign exchange (gain)/loss (net)				(1,574.1)	(3,305.6)
Interest (expense) (net)				(426.3)
Income tax (expense)/credit				380.3	634.4
Ending Balance	₨ (1,958.8)			₨ (1,810.3)	(190.2)
Cumulative increase (decrease) due to application of IFRS 9 [Member] | Cost of Hedge Reserve [member] | Time value of options [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning Balance					(2,481.0)
Cumulative increase (decrease) due to application of IFRS 9 [Member] | Cost of Hedge Reserve [member] | Cross Currency Basis Spread Adjustment [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning Balance					(659.5)
Cumulative increase (decrease) due to application of IFRS 9 [Member] | Hedge reserve [member]
Disclosure of initial application of standards or interpretations [line items]
Beginning Balance					659.5
Cumulative increase (decrease) due to application of IFRS 9 [Member] | Retained earnings [Member]
Disclosure of initial application of standards or interpretations [line items]
Beginning Balance					₨ 2,481.0